Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Net sales	$ 3,614.7	$ 2,908.7	$ 2,606.8
Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	3,202.5	2,553.7	2,282.8
Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	412.2	355.0	323.4
Other revenues
Disaggregation of Revenue [Line Items]
Net sales			0.6
North America Fiber Cement
Disaggregation of Revenue [Line Items]
Net sales	2,551.3	2,040.2	1,816.4
North America Fiber Cement | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	2,551.3	2,040.2	1,816.4
North America Fiber Cement | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	0.0	0.0	0.0
North America Fiber Cement | Other revenues
Disaggregation of Revenue [Line Items]
Net sales			0.0
Asia Pacific Fiber Cement
Disaggregation of Revenue [Line Items]
Net sales	574.9	458.2	418.4
Asia Pacific Fiber Cement | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	574.9	458.2	418.4
Asia Pacific Fiber Cement | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	0.0	0.0	0.0
Asia Pacific Fiber Cement | Other revenues
Disaggregation of Revenue [Line Items]
Net sales			0.0
Europe Building Products
Disaggregation of Revenue [Line Items]
Net sales	488.5	410.3	371.4
Europe Building Products | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	76.3	55.3	48.0
Europe Building Products | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	412.2	355.0	323.4
Europe Building Products | Other revenues
Disaggregation of Revenue [Line Items]
Net sales			0.0
Other Businesses
Disaggregation of Revenue [Line Items]
Net sales	$ 0.0	$ 0.0	0.6
Other Businesses | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales			0.0
Other Businesses | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales			0.0
Other Businesses | Other revenues
Disaggregation of Revenue [Line Items]
Net sales			$ 0.6